FlowStone Opportunity Fund
Consolidated Schedule of Investments
December 31, 2024 (Unaudited)
Investment Funds*	Geographic Region**	Investment Strategy	Fair Value	% of Net Assets	Original Acquisition Date
Primary Investments
Apax X USD, L.P.(a)	Guernsey	Leveraged Buyout	$2,583,875	0.35%	3/3/2020
Apax XI USD, L.P.(a)(b)	Guernsey	Leveraged Buyout	1,861,422	0.25%	6/30/2022
Arlington Capital Partners VI, L.P.(a)(b)(c)	North America	Leveraged Buyout	7,490,126	1.01%	12/15/2023
Audax Private Equity Junior Capital Fund II, L.P.(a)	North America	Private Equity Fund	150,000	0.02%	7/20/2023
Clayton, Dubilier & Rice Fund XII, L.P.(a)	North America	Leveraged Buyout	3,521,252	0.48%	9/2/2022
Clearlake Capital Partners VII (USTE), L.P.(a)(b)	North America	Leveraged Buyout	7,322,093	0.99%	10/29/2021
CVC Capital Partners IX (A) L.P.(a)(b)	North America	Leveraged Buyout	1,568,739	0.21%	6/12/2023
Fin VC Flagship II, LP(a)(b)	North America	Venture	2,949,720	0.40%	5/6/2021
Great Hill Equity Partners VIII, L.P.(a)(b)	North America	Leveraged Buyout	2,136,105	0.29%	1/31/2022
Kohlberg Investors X, L.P.(a)(b)	North America	Leveraged Buyout	2,310,526	0.31%	6/30/2023
Liquid Stock I, L.P.(a)(b)	North America	Private Equity Fund	4,065,559	0.55%	8/30/2019
Madison Dearborn Capital Partners VIII-A, L.P.(a)	North America	Leveraged Buyout	4,660,703	0.63%	6/21/2021
New Mountain Partners VI, L.P.(a)(b)	North America	Leveraged Buyout	3,357,742	0.45%	4/8/2020
New Mountain Partners VII, L.P.(a)(b)	North America	Leveraged Buyout	954,547	0.14%	4/8/2020
Platinum Equity Capital Partners VI, L.P.(a)(b)	North America	Leveraged Buyout	5,650,000	0.77%	12/29/2023
Sun Capital Partners VIII-A, L.P.(a)(c)	Cayman	Leveraged Buyout	4,319,641	0.58%	6/30/2022
The Veritas Capital Fund VIII, LP(a)(c)	North America	Leveraged Buyout	9,757,682	1.32%	3/16/2022
Trident Capital IX, L.P.(a)	North America	Leveraged Buyout	3,984,866	0.54%	9/17/2021
Vista Equity Partners Fund VIII-A, L.P.(a)(c)	North America	Leveraged Buyout	3,560,942	0.48%	8/24/2022
Warburg Pincus Global Growth 14, L.P.(a)(b)	North America	Leveraged Buyout	6,580,827	0.89%	1/31/2022
Total Primary Investments (Cost $69,644,880) (10.66%)***			78,786,367

Secondary Investments
AEA Investors Fund V LP (a)(b)	North America	Leveraged Buyout	$424,849	0.06%	1/1/2022
AIC Credit Opportunities Partners Fund II, L.P.(a)	North America	Private Credit	1,011,347	0.14%	10/31/2019
American Securities Partners VI, L.P.(a)(c)	North America	Leveraged Buyout	2,930,069	0.39%	12/31/2021
Ampersand CF Limited Partnership - Class A(a)(b)	North America	Leveraged Buyout	1,816,000	0.24%	10/29/2020
Ampersand CF Limited Partnership - Class B(a)(b)	North America	Leveraged Buyout	2,889,000	0.39%	10/29/2020
Arsenal Capital Partners III-B LP(a)(b)	North America	Leveraged Buyout	584,700	0.08%	1/1/2022
Audax Mezzanine Fund III, L.P.(a)(b)	North America	Private Credit	568,737	0.08%	6/30/2021
Audax Private Equity Fund III, L.P.(a)(b)	North America	Leveraged Buyout	110,000	0.01%	6/30/2023
Audax Private Equity Fund IV, L.P. (Rose)(a)(b)	North America	Leveraged Buyout	80,000	0.01%	6/30/2023
Audax Private Equity Fund V-A, L.P.(a)	North America	Leveraged Buyout	13,120,000	1.77%	6/30/2023
Audax Private Equity Fund VI-A, L.P.(a)	North America	Leveraged Buyout	19,920,000	2.69%	6/30/2023
August Capital V, L.P.(a)(b)	North America	Venture	9,152,259	1.24%	6/30/2022
August Capital V Special Opportunities, L.P.(a)(b)	North America	Venture	815,149	0.11%	6/30/2022
Awz Pentera II, LLC(a)(b)	North America	Venture	19,000,000	2.57%	8/24/2022
Bain Capital Empire Holdings, L.P. - Class C(a)(b)(c)	North America	Leveraged Buyout	6,832,544	0.92%	10/5/2022
Bain Capital Europe III, L.P.(a)(b)(c)	North America	Leveraged Buyout	45,397	0.01%	12/31/2021
Bain Capital Venture Fund 2009, L.P.(a)(b)(c)	North America	Venture	874,390	0.12%	6/30/2022
BC European Capital IX, L.P.(a)	Guernsey	Leveraged Buyout	4,680,277	0.63%	12/31/2020
BC Partners Galileo (2) L.P.(a)(b)	Guernsey	Leveraged Buyout	2,709,034	0.37%	6/10/2021
Brookfield Capital Partners V L.P.(a)	North America	Leveraged Buyout	33,335,836	4.51%	6/30/2023
Caltius Partners IV, L.P.(a)(b)	North America	Private Credit	1,969,091	0.27%	6/30/2021
Canaan VII, L.P.(a)(b)	North America	Venture	965,056	0.13%	12/31/2019
Carlyle Europe Partners IV, L.P.(a)(b)	United Kingdom	Leveraged Buyout	736,756	0.10%	12/31/2021
Carlyle Partners VI, L.P.(a)	North America	Leveraged Buyout	657,761	0.09%	12/31/2021
Castle Harlan Partners V & AIV(a)(b)(c)(d)	North America	Leveraged Buyout	59,522	0.01%	9/30/2021
Centerbridge Special Credit Partners, L.P.(a)(b)	North America	Private Credit	-	0.00%	12/31/2021
Cerberus Institutional Partners VI, L.P.(a)(b)	North America	Leveraged Buyout	1,392,050	0.19%	7/30/2021
Charles River Partnership XIV, LP(a)(b)	North America	Venture	344,312	0.05%	6/30/2022
Clarus Lifesciences II, L.P.(a)	North America	Venture	880,454	0.12%	6/30/2022
Clayton, Dubilier & Rice Fund IX, L.P.(a)	North America	Leveraged Buyout	2,860,115	0.39%	12/31/2021
Columbia Capital Equity Partners V (QP), L.P.(a)(b)	North America	Venture	5,521,215	0.75%	6/30/2022
Court Square Capital Partners (Offshore) III, L.P.(a)(c)	North America	Leveraged Buyout	2,693,249	0.36%	12/31/2021
CRG Partners III (Holdings I) L.P.(a)(c)	North America	Private Credit	270,195	0.04%	6/30/2021
Crosslink Ventures V, L.P.(a)(b)(c)(d)	North America	Venture	344,282	0.05%	1/1/2020
CVC Capital Partners VI (b) L.P.(a)(b)	Jersey	Leveraged Buyout	3,374,750	0.46%	1/1/2022
Dace Ventures I, L.P.(a)(b)	North America	Venture	344,300	0.05%	12/31/2019
DBAG Fund VI (Guernsey) L.P.(a)(b)	Guernsey	Leveraged Buyout	580,855	0.08%	12/31/2021
DFJ Growth 2006 Continuation, L.P.(a)(b)	North America	Leveraged Buyout	15,764,969	2.13%	12/31/2019
EagleTree Partners IV, LP(a)	North America	Leveraged Buyout	1,076,267	0.15%	6/30/2021
EnerTech Capital Partners III, L.P.(a)(b)(c)	North America	Venture	4,438	0.00%	12/31/2019
Falcon Strategic Partners III, L.P.(a)(b)	North America	Private Credit	2,482,773	0.34%	6/30/2021
Fin Venture Capital I, L.P.(a)(b)	North America	Venture	6,737,753	0.91%	6/30/2020
Flexpoint Fund II (Cayman), L.P.(a)(c)	Cayman	Venture	4,214,833	0.57%	6/30/2022
Flexpoint Fund II, L.P.(a)(c)(e)	North America	Venture	2,214,727	0.30%	6/30/2022
Flybridge Capital Partners III, LP(a)(b)	North America	Venture	5,055,036	0.68%	6/30/2022
Francisco Partners III (Cayman), L.P.(a)(b)	Cayman	Leveraged Buyout	592,800	0.08%	12/31/2020
Francisco Partners III (Domestic AIV), L.P.(a)(b)	North America	Leveraged Buyout	216,619	0.03%	12/31/2020
Francisco Partners III, L.P.(a)(b)(c)	North America	Leveraged Buyout	832,664	0.11%	12/31/2020
GF Capital Private Equity Fund II-B, L.P.(a)(b)	North America	Leveraged Buyout	4,369,062	0.59%	12/31/2021
GTCR Evergreen Fund I/C LP(a)	North America	Leveraged Buyout	7,815,555	1.06%	3/31/2023
Hony Capital Fund V, L.P.(a)(b)	North America	Leveraged Buyout	1,031,609	0.14%	1/31/2022
ICG Ludgate Hill IB SCSp(a)(b)	Luxembourg	Leveraged Buyout	13,835,711	1.87%	6/22/2021
ICG Ludgate Hill IIIA Porsche LP(a)(b)	Luxembourg	Leveraged Buyout	31,703,448	4.29%	9/26/2022
Icon Partners IV, L.P.(a)	North America	Leveraged Buyout	9,186,564	1.24%	5/21/2021
Icon Partners V C, L.P.(a)	North America	Leveraged Buyout	10,299,154	1.39%	8/27/2021
IK VII Fund(a)(b)	Jersey	Leveraged Buyout	126,068	0.02%	12/31/2021
Institutional Venture Partners XIV, L.P.(a)(b)(c)	North America	Venture	771,153	0.10%	12/31/2021
Intermediate Capital Asia Pacific Fund 2008, L.P.(a)(b)(c)	Jersey	Private Credit	773,561	0.10%	6/30/2021
JFL-NG Continuation Fund, L.P.(a)(b)	North America	Leveraged Buyout	5,140,000	0.70%	10/27/2021
JK&B Capital V, L.P.(a)(b)(d)	North America	Venture	6,514	0.00%	12/31/2019
KKR Americas Fund XII L.P. (Ranger)(a)	North America	Leveraged Buyout	4,912,678	0.66%	3/28/2024
KKR Americas Fund XII L.P. (ST)(a)	North America	Leveraged Buyout	23,403,116	3.17%	3/28/2024
KKR Asian Fund III L.P.(a)	North America	Leveraged Buyout	4,478,052	0.61%	3/28/2024
KKR Health Care Strategic Growth Fund L.P.(a)(b)	North America	Leveraged Buyout	2,433,745	0.33%	3/28/2024
KKR North America Fund XI L.P.(a)	North America	Leveraged Buyout	1,889,759	0.26%	3/28/2024
Kohlberg TE Investors VIII-B, L.P.(a)	North America	Leveraged Buyout	29,213,918	3.95%	12/30/2022
LEP Opportunities II, L.P.(a)(b)	North America	Leveraged Buyout	11,775,126	1.59%	6/27/2022
Lightspeed Ascent Fund, L.P.(a)(b)	North America	Venture	17,827,830	2.41%	11/13/2024
Lincolnshire Equity Fund IV-A, L.P.(a)(b)	North America	Leveraged Buyout	2,470,000	0.33%	12/31/2020
Littlejohn Fund IV, LP(a)(c)	North America	Leveraged Buyout	178,366	0.02%	9/30/2021
Lord Investment S.a r.l. (Valextra SpA)(b)(c)(f)	Western Europe	Leveraged Buyout	1,112,020	0.15%	3/31/2022
Madison Dearborn Capital Partners VII-A, L.P.(a)	North America	Leveraged Buyout	8,879,284	1.20%	9/27/2024
Madison Dearborn Capital Partners VIII, L.P. (Sol)(a)	North America	Leveraged Buyout	4,660,703	0.63%	9/27/2024
MDCP Insurance SPV, L.P.(a)	North America	Leveraged Buyout	14,331,616	1.94%	4/24/2023
MDCP VII Auxiliary SPV, L.P.(a)(b)	North America	Leveraged Buyout	947,599	0.13%	9/27/2024
MDV IX, L.P.(a)(b)	North America	Venture	7,914,995	1.07%	12/31/2020
Milestone Partners FS LP(a)(b)	North America	Leveraged Buyout	563,499	0.08%	12/31/2021
Milestone Partners IV, L.P.(a)(b)	North America	Leveraged Buyout	1,658,479	0.22%	12/31/2021
Morgenthaler Venture Partners IX, LP(a)(b)	North America	Venture	462,211	0.06%	12/31/2020
NEO Capital Private Equity Fund II L.P.(a)(b)(c)	Western Europe	Fund of Funds	2,580,844	0.35%	1/18/2022
New Enterprise Associates 13, L.P.(a)	North America	Venture	3,598,324	0.49%	1/3/2023
Northstar Mezzanine Partners V, L.P.(a)(b)	North America	Private Credit	246,580	0.03%	6/30/2021
NYLCAP Mezzanine Offshore Partners III, L.P.(a)	North America	Private Credit	82,259	0.01%	6/30/2021
Oaktree European Principal Fund III (U.S.), L.P.(a)(b)	North America	Private Credit	693,566	0.09%	11/1/2021
Onex Partners III LP(a)(c)	North America	Leveraged Buyout	568,397	0.08%	10/1/2021
Park Square Capital Partners II, L.P.(a)	Guernsey	Private Credit	1,329,299	0.18%	6/30/2021
Parthenon Investors III, L.P.(a)(b)	North America	Leveraged Buyout	919,812	0.12%	12/31/2019
Peepul Capital Fund II LLC(a)(b)(c)	Mauritius	Venture	1,676,580	0.23%	6/30/2022
Pegasus WSJLL Fund, L.P.(a)(b)	North America	Leveraged Buyout	10,160,000	1.37%	12/14/2021
Permira V(a)(c)	Guernsey	Leveraged Buyout	2,666,246	0.36%	2/1/2022
Platinum Equity Capital Partners III, L.P.(a)	North America	Leveraged Buyout	500,000	0.07%	3/31/2022
PlayCore CV, L.P.(a)(b)(c)	North America	Leveraged Buyout	852,046	0.12%	11/8/2024
Point 406 Ventures I, L.P.(a)(b)	North America	Venture	767,394	0.10%	12/31/2019
Pro SPV, LP(a)(b)	North America	Leveraged Buyout	5,216,496	0.71%	8/27/2021
PT2-A, L.P.(a)	North America	Leveraged Buyout	9,000,000	1.22%	12/15/2021
Raine Partners II, L.P.(a)(b)	North America	Leveraged Buyout	3,300,000	0.45%	9/27/2024
Raine Partners III, L.P.(a)(b)	North America	Leveraged Buyout	3,100,000	0.42%	9/27/2024
Redpoint Ventures IV, L.P.(a)(b)(c)	North America	Venture	1,094,018	0.15%	12/31/2020
Rembrandt Venture Partners Fund Two, L.P.(a)(b)	North America	Venture	1,151,164	0.16%	12/31/2019
Reverence Capital Partners Opportunities Fund I, L.P.(a)(b)(c)	North America	Leveraged Buyout	1,087,141	0.15%	12/31/2020
Riverstone Global Energy and Power Fund VI, LP(a)	North America	Leveraged Buyout	384,611	0.05%	6/30/2021
Roark Capital Partners CF LP(a)	North America	Leveraged Buyout	17,700,000	2.39%	8/19/2022
Savant Growth Fund I, LP(a)(b)	North America	Leveraged Buyout	1,162,831	0.16%	12/8/2020
SEI Holding I LP(a)(b)	North America	Leveraged Buyout	1,506,645	0.20%	3/31/2022
StepStone Real Estate Partners III, L.P.(a)(c)	North America	Fund of Funds	102,883	0.01%	6/30/2021
Summit Partners Growth Equity Fund IX-A, L.P.(a)(b)	North America	Leveraged Buyout	2,422,048	0.33%	6/30/2021
Summit Partners Subordinated Debt IV-B, L.P.(a)(b)	North America	Private Credit	111,471	0.02%	6/30/2021
TA XII-B, L.P.(a)	North America	Leveraged Buyout	14,738,339	1.99%	6/30/2023
TA Subordinated Debt Fund III, L.P.(a)	North America	Private Credit	72,603	0.01%	7/30/2021
The Peninsula Fund V, L.P.(a)	North America	Private Credit	3,932,259	0.53%	7/1/2021
The Resolute III Continuation Fund, L.P.(a)(b)	North America	Leveraged Buyout	2,321,477	0.31%	9/20/2024
The Veritas Capital Partners IV, LP(a)(b)(c)	North America	Leveraged Buyout	26,031	0.00%	1/1/2022
TI IV R1 CF Reinvest, L.P.(a)(b)	North America	Leveraged Buyout	885,639	0.12%	12/11/2024
TowerBrook Investors IV (OS), L.P.(a)	North America	Leveraged Buyout	1,088,646	0.15%	12/31/2021
TZP Capital Partners I (PIV), LP(a)(b)	North America	Leveraged Buyout	128,232	0.02%	4/7/2021
TZP Capital Partners II-A (Blocker), LP(a)	North America	Leveraged Buyout	909,466	0.12%	4/7/2021
TZP Small Cap Partners I-A (Blocker), LP(a)	North America	Leveraged Buyout	209,071	0.03%	4/7/2021
Versant Venture Capital IV, L.P.(a)(b)	North America	Venture	451,945	0.06%	12/31/2020
Vestar Capital Partners Rainforest, L.P.(a)(b)	North America	Leveraged Buyout	8,410,139	1.14%	4/5/2024
Warburg Pincus Financial Sector, L.P.(a)	North America	Leveraged Buyout	15,789,518	2.14%	6/30/2022
Warburg Pincus Global Growth L.P.(a)	North America	Leveraged Buyout	24,558,202	3.32%	6/30/2022
Warburg Pincus Global Growth L.P. (ST)(a)	North America	Leveraged Buyout	24,558,202	3.32%	3/21/2024
Warburg Pincus Jovian FS, L.P.(a)(b)	North America	Leveraged Buyout	1,880,527	0.25%	12/3/2024
Warburg Pincus Jovian GG, L.P. (a)(b)	North America	Leveraged Buyout	3,736,650	0.51%	12/3/2024
Warburg Pincus Private Equity XII, L.P.(a)(b)	North America	Leveraged Buyout	12,561,811	1.70%	6/30/2022
WP Global Growth 14 Partners, L.P. (Ranger)(a)(b)	North America	Leveraged Buyout	1,964,674	0.27%	3/27/2024
WP Global Growth Partners L.P. (Ranger)(a)(b)	North America	Leveraged Buyout	3,054,657	0.41%	3/27/2024
WP XI Partners, L.P.(a)(b)	North America	Leveraged Buyout	920,843	0.12%	3/27/2024
Total Secondary Investments (Cost $524,861,940) (81.63%)***			603,437,411
Total Investment Funds (Cost $594,506,820) (92.29%)***			$682,223,778

Short-Term Investment (8.26%)***	Shares	Fair Value
Money Market Fund
Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 4.37% (g)	61,064,420	$61,064,420
Total Money Market Fund (Cost $61,064,420) (8.26%)***		$61,064,420

Total Investments (Cost $655,571,240) (100.55%)***		$743,288,198
Liabilities in excess of other assets (-0.55%)***		(4,088,122)
Net Assets - 100.00%***		$739,200,076

Primary Investments are investments in newly established private equity partnerships where underlying portfolio companies are not known as of the time of investment.

Secondary Investments are Private Equity Fund Investments generally acquired in the secondary market.

*	Restricted investments as to resale. Certain Investment Funds will distribute proceeds upon realization events and such proceeds are distributed at the discretion of the Investment Manager, as they become available.
**	The geographic region disclosed is based on where each Investment Fund is domiciled.
***	As a percentage of total net assets.
(a)	Investment Funds are issued in private placement transactions and as such are restricted as to resale per Rule 12-12-8 of Regulation S-X. As of December 31, 2024, the aggregate cost of each investment restricted to sale was $2,222,379, $1,792,910, $6,323,903, $150,987, $2,672,180, $6,646,584, $1,723,249, $2,657,868, $2,375,083, $2,227,090, $3,442,022, $4,541,366, $2,414,591, $1,175,585, $5,228,985, $4,009,649, $8,336,141, $3,295,361, $3,213,820, $5,195,127, $501,423, $1,700,411, $3,021,894, $164,850, $276,734, $2,097,406, $379,814, $75, $38, $13,450,507, $23,541,001, $10,066,877, $11,460, $10,337,575, $6,685,140, $190,182, $5,976,403, $8,250,208, $1,829,037, $23,949,213, $3,973,205, $190,743, $1,256,341, $2,223,739, $737,815, $71,891, $492,764, $940,297, $0, $6,332,797, $4,933,543, $4,473,354, $341,326, $338,990, $5,229,406, $294,908, $1,426,078, $1,497,477, $1,333,693, $128,580, $1,464,069, $3,674,232, $1,900,626, $1,496,461, $10,432,323, $0, $0, $0, $6,450,956, $5,151,260, $1,571,692, $1,359,644, $16,090,633, $8,563,143, $7,553,289, $83,039, $2,426,365, $297,818, $2,809,429, $148,521, $3,839,444, $19,065,567, $3,774,806, $2,007,075, $1,397,666, $25,248,827, $9,579,913, $17,959,621, $1,768,488, $0, $7,861,628, $4,089,258, $9,025,737, $725,012, $6,134,654, $1,537,850, $1,610,840, $203,481, $1,770,855, $5,571,838, $1,681,184, $590,710, $1,149,338, $335,302, $1,680,967, $434,543, $780,497, $8,756,334, $5,658,549, $1,093,406, $15,150, $1,865,426, $9,728,372, $6,454,213, $2,617,131, $2,395,966, $3,020,976, $922,119, $1,118,664, $177,314, $10,999,085, $1,982,874, $911,878, $62,098, $2,729,139, $571,962, $14,259,257, $86,573, $8,113,653, $2,090,982, $28,583, $9,514, $3,989,244, $85,988, $626,798, $291,823, $6,545,505, $6,364,233, $17,610,854, $13,536,849, $18,825,997, $7,129, $19,040, $14,840,989, $1,429,687, $2,293,943, and $891,778, respectively totaling, $592,619,751.
(b)	Non-income producing.
(c)	Fair valued by the Valuation Designee based on policies and procedures established by the Board of Trustees and considered a Level 3 investment.
(d)	The Investment Fund is liquidating its assets and is in the process of returning capital to its limited partners in a reasonable manner.
(e)	This investment is made through the wholly owned subsidiary FlowStone Opportunity Fund (Blocker), LLC the “Subsidiary”.
(f)	The Fund invests indirectly in Valextra SpA through Lord Investments S.a.r.l.
(g)	The rate quoted is the annualized seven-day yield of the fund at the period end.